Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 1,799	$ 916	$ 953
Financial liabilities, fair value	(1,619)	(1,499)	(2,116)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(476)	(416)	(242)
Loans measured at FVTPL Business and government [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	75
Corporate and other debt [member] | Debt securities measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	103
Corporate and other debt [member] | Debt securities measured at FVTPL [member] | Duration [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	103
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	392	70	151
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(41)	(50)	(52)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	36	44	46
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(29)	(1)	(5)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	51	6	4
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(1,055)	(1,028)	(1,817)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	79	51	$ 21
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(18)	$ (4)
Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	1,063
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(468)
Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	$ (8)
Bottom of range [member] | Loans measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	2.1
Bottom of range [member] | Corporate and other debt [member] | Debt securities measured at FVTPL [member] | Discounted cash flow [member] | Duration [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	50.5
Bottom of range [member] | Mortgage and asset backed [member] | Debt securities measured at FVTPL [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	3.4
Bottom of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	36.2
Bottom of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	36.2
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	10.9
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	9.5
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	59.7
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	59.7
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	80
Bottom of range [member] | Foreign exchange derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Bottom of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	14.9
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	8.3
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	(100)
Bottom of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	49
Top of range [member] | Loans measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	2.1
Top of range [member] | Corporate and other debt [member] | Debt securities measured at FVTPL [member] | Discounted cash flow [member] | Duration [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	75.7
Top of range [member] | Mortgage and asset backed [member] | Debt securities measured at FVTPL [member] | Discounted cash flow [member] | Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	3.5
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	36.2
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	36.2
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	96.4
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	96.4
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	84.7
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	84.7
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	100
Top of range [member] | Foreign exchange derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Probability of contingent settlement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Top of range [member] | Corporate equity limited partenrship [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member] | Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	29.4
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	84.7
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	100
Top of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	49